As filed with the Securities and Exchange Commission on November 2, 2004
                                     Investment Company Act file number 811-2950


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                          Short Term Income Fund, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 08/31/2004
                          ----------

Item 1: Report to Stockholders



--------------------------------------------------------------------------------

SHORT TERM                                  600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================





Dear Shareholder:


We are pleased to present the annual report of Short Term Income Fund, Inc. (the "Fund") for the year ended August 31, 2004.

The Fund's Money Market Portfolio had 11,546 shareholders and net assets of $1,127,825,451 as of August 31, 2004. The Government Portfolio had 4,208 shareholders and net assets of $541,146,036 as of August 31, 2004.

Effective May 1, 2004, the Fund's portfolio holdings will be available periodically on our website at http://www.money-funds.com/portfolioholdings or toll free at (800) 433-1918. The posting of the schedule of portfolio holdings will be delayed at least 5 days after the date of the schedule. The Fund may terminate or modify this policy at any time without further notice to shareholders.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


/s/Steven W. Duff


Steven W. Duff
President






--------------------------------------------------------------------------------

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SHORT TERM INCOME FUND, INC.
ABOUT YOUR FUND'S EXPENSES
(UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period March 1, 2004 through August 31, 2004 and held for the entire period.

The table below illustrates your fund's costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical 5% return. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% per year before expenses, but that the expense ratio is unchanged. In this case-because the return used is not the fund's actual return-the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.


--------------------------------------------------------------------------------------------------------------
      Actual Fund Return       Beginning Account      Ending Account Value    Expenses Paid During the Period*
                                 Value 3/1/04               8/31/04
--------------------------------------------------------------------------------------------------------------
Money Market Portfolio
      Class A                     $1,000.00                $1,001.80                      $4.48
      Class B                      1,000.00                 1,003.10                       3.17
      First Southwest Shares       1,000.00                 1,001.10                       5.13
--------------------------------------------------------------------------------------------------------------
U.S. Government Portfolio
      Class A                     $1,000.00                $1,001.60                      $4.28
      Class B                      1,000.00                 1,002.80                       3.00
--------------------------------------------------------------------------------------------------------------



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

--------------------------------------------------------------------------------



================================================================================


----------------------------------------------------------------------------------------------------------------------
      Hypothetical 5% Return         Beginning Account     Ending Account Value
                                       Value 3/1/04               8/31/04           Expenses Paid During the Period*
----------------------------------------------------------------------------------------------------------------------
Money Market Portfolio
      Class A                            $1,000.00                $1,020.66                       $4.52
      Class B                             1,000.00                 1,021.97                        3.20
      First Southwest Shares              1,000.00                 1,020.01                        5.18
----------------------------------------------------------------------------------------------------------------------
U.S. Government Portfolio
      Class A                            $1,000.00                $1,020.86                       $4.32
      Class B                             1,000.00                 1,022.15                        3.02
----------------------------------------------------------------------------------------------------------------------



Note that the expenses in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a "Sales Load". The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund's expenses, including annual expense ratios for the past five years in the Notes to Financial Statement section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.



















* Expenses are equal to the Fund's annualized expense ratios of 0.89%, 0.63%, and 1.02%, for the Money Market Portfolio Class A, Class B, and First Southwest shares, respectively and 0.85%, and 0.60% for the U.S. Government Portfolio Class A and Class B shares, respectively, multiplied by the average account value over the period (March 1, 2004 through August 31, 2004), multiplied by 184/366 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
AUGUST 31, 2004
================================================================================


     Face                                                                     Maturity                           Value
    Amount                                                                      Date             Yield          (Note 1)
    ------                                                                      ----             -----           ------

Asset Backed Commercial Paper (11.95%)
------------------------------------------------------------------------------------------------------------------------------------

$   10,000,000  Apreco Inc.                                                   10/15/04            1.60%      $   9,980,567
    10,000,000  ASAP Funding Limited                                          09/14/04            1.48           9,994,656
    10,000,000  ASAP Funding Limited                                          09/22/04            1.53           9,991,075
    25,000,000  Clipper Receivables Corporation                               09/01/04            1.58          25,000,000
    10,000,000  FCAR Owner Trust                                              09/15/04            1.29           9,995,022
    25,000,000  Fountain Square Commercial Funding                            11/23/04            1.68          24,903,743
    10,000,000  Greyhawk Funding                                              11/24/04            1.50           9,965,233
    35,000,000  Lockhart Funding L.L.C.                                       10/14/04            1.59          34,933,947
--------------                                                                                               -------------
   135,000,000  Total Asset Backed Commercial Paper                                                            134,764,243
--------------                                                                                               -------------

Commercial Paper (5.32%)
------------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Lexington Parker Capital                                      09/01/04            1.10%      $  30,000,000
    30,000,000  Societe Generale North America                                09/02/04            1.10          29,999,092
--------------                                                                                               -------------
    60,000,000  Total Commercial Paper                                                                          59,999,092
--------------                                                                                               -------------

Domestic Certificate Of Deposit (1.77%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Harris Trust & Savings Bank                                   12/20/04            1.66%      $  20,000,000
--------------                                                                                               -------------
    20,000,000  Total Domestic Certificate Of Deposit                                                           20,000,000
--------------                                                                                               -------------

Floating Rate Securities (10.20%)
------------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Bank of America (a)                                           01/28/05            1.55%      $  30,000,000
    30,000,000  Equitable Life Assurance Society With JP Morgan Chase (b)     03/21/05            1.63          30,000,000
    15,000,000  General Electric Capital Corporation
                Extendible Monthly Securities (c)                             09/16/05            1.68          15,000,000
    20,000,000  Mt. Vernon Phenol Plant Partnership with JP Morgan Chase (b)
                Guaranteed by General Electric Company                        05/19/05            1.62          20,000,000
    20,000,000  Royal Bank of Canada (d)                                      09/13/04            1.07          19,999,822
--------------                                                                                               -------------
   115,000,000  Total Floating Rate Securities                                                                 114,999,822
--------------                                                                                               -------------

Foreign Commercial Paper (28.46%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Alliance & Leicester PLC                                      10/15/04            1.53%      $  19,962,845
    20,000,000  Alliance & Leicester PLC                                      11/29/04            1.72          19,915,450
    15,000,000  Alliance & Leicester PLC                                      12/29/04            1.13          14,944,467
    30,000,000  Banco Bilbao Vizcaya Argentaria S.A.                          09/23/04            1.60          29,970,667
    25,000,000  Banco Bilbao Vizcaya Argentaria S.A.                          09/30/04            1.57          24,968,583
    25,000,000  Danske Corporation                                            11/19/04            1.16          24,936,910


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================


     Face                                                                          Maturity                            Value
    Amount                                                                           Date            Yield            (Note 1)
    ------                                                                           ----            -----             ------

Foreign Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------

$   25,000,000  Depfa Bank PLC                                                      10/08/04          1.51%        $  24,961,458
    25,000,000  Depfa Bank PLC                                                      10/08/04          1.52            24,961,201
    20,000,000  DNB Norbank                                                         09/21/04          1.50            19,983,333
    16,600,000  HBOS Treasury Services                                              09/10/04          1.26            16,594,813
    25,000,000  HBOS Treasury Services                                              11/16/04          1.65            24,913,444
    15,000,000  HBOS Treasury Services                                              11/18/04          1.66            14,946,375
    15,000,000  Northern Rock PLC                                                   09/15/04          1.42            14,991,746
    20,000,000  Societe Generale North America                                      09/01/04          1.41            20,000,000
    25,000,000  Yorkshire Building Society                                          10/07/04          1.53            24,962,000
--------------                                                                                                     -------------
   321,600,000  Total Foreign Commercial Paper                                                                       321,013,292
--------------                                                                                                     -------------

Letter Of Credit Commercial Paper (12.27%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Banco Bradesco S.A.
                LOC Calyon                                                          12/14/04          1.92%        $  19,891,955
    20,000,000  Banco Continental de Panama S.A.
                LOC Calyon                                                          12/06/04          1.63            19,913,600
    22,465,000  Banco Rio de La Plata S.A.
                LOC Banco Santander                                                 06/17/05          2.32            22,053,816
    40,000,000  Dean Health System Inc.
                LOC Marshall & Ilsley                                               09/09/04          1.43            39,987,289
    36,500,000  Vermont EDA - Series A
                LOC First Union National Bank                                       10/05/04          1.55            36,500,000
--------------                                                                                                     -------------
   138,965,000  Total Letter Of Credit Commercial Paper                                                              138,346,660
--------------                                                                                                     -------------

Other Note (1.77%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Winston-Salem, NC COPS                                              12/10/04          1.70%        $  20,000,000
--------------                                                                                                     -------------
    20,000,000  Total Other Note                                                                                      20,000,000
--------------                                                                                                     -------------

Repurchase Agreement (2.75%)
------------------------------------------------------------------------------------------------------------------------------------
$   31,000,000  Bank of America, purchased on 08/31/04, 1.55%, due 09/01/04, repurchase proceeds at maturity $31,001,335
                (Collateralized by $31,343,188, GNMA, 5.000%,
                due 06/16/31, value $31,620,001)                                    09/01/04          1.55%        $  31,000,000
--------------                                                                                                     -------------
    31,000,000  Total Repurchase Agreement                                                                            31,000,000
--------------                                                                                                     -------------

U.S. Government Agency Discount Note (0.89%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Federal Home Loan Mortgage Corporation                              11/04/04          1.41%        $   9,975,289
--------------                                                                                                     -------------
    10,000,000  Total U.S. Government Agency Discount Note                                                             9,975,289
--------------                                                                                                     -------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2004
================================================================================


     Face                                                                             Maturity                          Value
    Amount                                                                              Date              Yield        (Note 1)
    ------                                                                              ----              -----         ------

U.S. Government Agency Medium Term Notes (2.39%)
------------------------------------------------------------------------------------------------------------------------------------

$    7,000,000  Federal Home Loan Bank                                                 06/08/05            2.02%      $   7,000,000
    20,000,000  Federal Home Loan Bank                                                 07/15/05            2.50          20,000,000
--------------                                                                                                         ------------
    27,000,000  Total U.S. Government Agency Medium Term Notes                                                           27,000,000
--------------                                                                                                         ------------

Variable Rate Demand Instruments (17.43%)
------------------------------------------------------------------------------------------------------------------------------------
$    3,080,000  Ali Industries Inc. Project (e)
                LOC National City Bank, Northwest                                      07/01/10            1.66%      $   3,080,000
     5,500,000  Allegheny County, PA (Union Electric Steel Corporation) (e)
                LOC PNC Bank, N.A.                                                     11/01/27            1.63           5,500,000
     1,880,000  ARS Development Project (e)
                LOC National City Bank, Northwest                                      09/01/21            1.66           1,880,000
     1,290,000  B & V Land Company, L.L.C. (e)
                LOC First Michigan Bank                                                09/01/27            1.70           1,290,000
     1,630,000  Bank of Kentucky Building (e)
                LOC Firstar Bank                                                       12/01/19            1.68           1,630,000
     3,250,000  Bollman Capital, L.L.C. - Series 1996A (e)
                LOC First of American Michigan National Bank                           12/15/26            1.66           3,250,000
       620,000  Burgess & Niple Limited (e)
                LOC National City Bank, Northwest                                      09/01/14            1.66             620,000
     1,150,000  Burton I. Saltzman (Dave's Supermarket, Inc. Project) (e)
                LOC US Bank, N.A.                                                      09/01/08            1.71           1,150,000
       622,000  Capital One Funding Corporation Floating Rate
                Option Notes - Series 1997D (e)
                LOC Bank One                                                           07/02/18            1.64             622,000
    10,000,000  Columbus, GA Development Authority (Foundry Project) (e)
                LOC Bank of Nova Scotia                                                12/01/19            1.63          10,000,000
     1,305,000  Community Limited Care (e)
                LOC Fifth Third Bank                                                   12/01/12            1.70           1,305,000
     1,670,000  Crownover Lumber Company (e)
                LOC Fifth Third Bank                                                   09/01/08            1.78           1,670,000
     2,000,000  Derby Fabricating L.L.C. (e)
                LOC Fifth Third Bank                                                   06/01/24            1.63           2,000,000
     4,030,000  Dickenson Press, Inc. - Series 1997 (e)
                LOC First Michigan Bank                                                01/01/27            1.70           4,030,000
       900,000  Dormont Manufacturing Company, Inc. (e)
                LOC PNC Bank, N.A.                                                     03/01/08            1.60             900,000
     8,700,000  DP Fox Capital, L.L.C. (e)
                LOC Michigan National Bank                                             09/01/29            1.65           8,700,000


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                        Maturity                            Value
    Amount                                                                        Date             Yield            (Note 1)
    ------                                                                        ----             -----             ------

Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------

$    1,326,000  Erie Funding I - Series 1989 (e)
                Guaranteed by Federal Home Loan Bank                            11/01/16            1.66%      $   1,326,000
     3,030,000  Frank J. Catanzaro Sons and Daughters (e)
                LOC Firstar Bank                                                01/01/15            1.63           3,030,000
     1,450,000  Gesmundo & Associates, Inc. (e)
                LOC National City Bank, Northwest                               08/15/27            1.63           1,450,000
     1,275,000  Graves Lumber, Inc. Project (e)
                Guaranteed By Federal Home Loan Bank                            11/01/10            1.66           1,275,000
     1,305,000  HCS & DJS Leasing (e)
                LOC Fifth Third Bank                                            06/01/34            1.63           1,305,000
     3,925,000  Hunter's Square, Inc. Project - Series 1998 (e)
                LOC National City Bank Of Michigan/Illinois                     10/01/16            1.66           3,925,000
       360,000  Jake Sweeney Automotive, Inc. (e)
                LOC Firstar Bank                                                04/01/10            1.63             360,000
     1,335,000  KBL Capital Fund, Inc. (e)
                LOC Old Kent Bank & Trust Co.                                   07/01/15            1.60           1,335,000
     1,340,000  Labelle Capital Funding - Series A (e)
                LOC National City Bank, Northwest                               09/01/26            1.65           1,340,000
     1,200,000  Lam Funding, L.L.C. (e)
                LOC National City Bank, Northwest                               12/15/27            1.63           1,200,000
     8,835,000  Lexington Financial Health Care RB - Series 2001 (e)
                LOC LaSalle National Bank                                       02/01/26            1.70           8,835,000
     1,000,000  Lincoln Parkway L.L.C. (e)
                LOC Fifth Third Bank                                            06/01/44            1.63           1,000,000
     2,670,000  LKWP Investments, L.L.C. (e)
                LOC First Michigan Bank                                         03/01/27            1.70           2,670,000
       865,000  Machining Center (e)
                LOC Comerica Bank                                               10/01/27            1.70             865,000
       975,000  Madison, WI Community Development Authority RDA
                (Block 90 Project) (e)
                LOC US Bank, N.A.                                               10/01/08            1.70             975,000
     3,575,000  Maryland Health & Higher Educational Facilities Authority
                (Glen Meadows Retirement Community) (e)
                LOC First Union National Bank                                   07/01/29            1.60           3,575,000
       400,000  Maximum Principle Amount Limited Partnership
                (Riverview Medical Office Building) (e)
                LOC National City Bank                                          11/01/17            1.66             400,000
     1,265,000  Miami Valley Realty Associates (e)
                LOC Key Bank, N.A.                                              06/01/12            1.70           1,265,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2004
================================================================================

     Face                                                                              Maturity                          Value
    Amount                                                                               Date              Yield        (Note 1)
    ------                                                                               ----              -----         ------

Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------

$    3,175,000  Mobile Airport (e)
                LOC Regions Bank                                                        10/01/24            1.60%      $   3,175,000
    14,290,000  Mobile, Al Springhill Medical Clinic Board RB
                (Springhill Medical Complex) (e)
                LOC Amsouth Bank, N.A.                                                  06/01/20            1.65          14,290,000
       940,000  Mount Carmel East Professional Office Building - Series 1994 (e)
                LOC National City Bank, Northwest                                       01/01/14            1.66             940,000
     1,275,000  Mount Carmel Partnership Project (e)
                LOC National City Bank, Northwest                                       08/01/14            1.66           1,275,000
     3,335,000  Mount Ontario Holdings L.L.C. (f)
                LOC Firstar Bank                                                        04/01/21            1.62           3,335,000
       430,000  Mubea, Inc. Project (e)
                LOC Fifth Third Bank                                                    12/01/04            1.65             430,000
     5,000,000  New Jersey EDA Thermal Energy Facilities RB (Marina Energy) (e)
                LOC First Union National Bank                                           09/01/21            1.57           5,000,000
     4,600,000  New York State HFA (Kew Gardens Hills) - Series 2003B (e)
                Collateralized by Federal National Mortgage Association                 05/15/36            1.55           4,600,000
     8,000,000  Newport, KY Industrial Building RB (Aquarium Holdings Project) (e)
                LOC Fifth Third Bank                                                    12/01/08            1.63           8,000,000
     3,480,000  Ohio State Water Development Authority RB
                (Independence Excavating, Inc.) (e)
                LOC National City Bank, Northwest                                       12/01/09            1.66           3,480,000
     3,500,000  Ordeal Properties L.L.C. (e)
                LOC Key Bank, N.A.                                                      10/01/12            1.65           3,500,000
     1,800,000  Pennsylvania EDFA Taxable Development RB
                (West 914 Incorporation Project) - Series 1991A (e)
                LOC PNC Bank, N.A.                                                      05/01/21            1.63           1,800,000
    10,900,000  PRD Financial L.L.C. (e)
                LOC National City Bank, Northwest                                       04/01/27            1.63          10,900,000
     2,025,000  Sacramento County Housing Authority
                (Hidden Oaks Apartments) - Series 1999 (e)
                Guaranteed By Federal National Mortgage Association                     05/15/29            1.63           2,025,000
    10,000,000  Sea Island Company & Sea Island Coastal
                Properties L.L.C. - Series 2003B (e)
                LOC Columbus Bank & Trust Company                                       04/01/23            1.69          10,000,000
       825,000  SGS Tool Company - Series 1996 (e)
                LOC Huntington National Bank                                            06/01/06            1.69             825,000
     3,020,000  Shelburne Realty & Troy Realty (e)
                LOC National City Bank, Northwest                                       04/01/17            1.66           3,020,000


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


     Face                                                                             Maturity                           Value
    Amount                                                                              Date              Yield         (Note 1)
    ------                                                                              ----              -----          ------

Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------

$    1,800,000  Soaring Eagle Partners L.P. (e)
                LOC PNC Bank, N.A.                                                      10/01/12            1.63%      $   1,800,000
    13,580,000  Southwestern Group, Limited Project (e)
                LOC Firstar Bank                                                        07/01/21            1.63          13,580,000
     3,165,000  St. Ann's Medical Office Building Limited Partnership (e)
                LOC National City Bank Of Michigan/Illinois                             11/01/19            1.66           3,165,000
     6,690,000  Stonegate Partners I, L.L.C.
                (Stonegate Partners Project) - Series 2002 (e)
                LOC US Bank, N.A.                                                       06/01/34            1.66           6,690,000
     4,885,000  Tom Richards, Inc. (Team Land, L.L.C./Team Industries) (e)
                Guaranteed by Federal Home Loan Bank                                    12/01/16            1.66           4,885,000
     1,400,000  UAI Technologies, Inc. - Series 1998 (e)
                LOC First Union National Bank                                           05/01/18            1.70           1,400,000
     1,160,000  Valley City Linen Co. (e)
                LOC First Michigan Bank                                                 02/01/27            1.70           1,160,000
     3,525,000  Washington State HFC MHRB
                (The Vintage at Richland Project) - Series 2004B (e)
                Guaranteed by Federal National Mortgage Association                     01/15/38            1.60           3,525,000
--------------                                                                                                         -------------
   196,558,000  Total Variable Rate Demand Instruments                                                                   196,558,000
--------------                                                                                                         -------------

Yankee Certificates Of Deposit (4.43%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Credit Agricole Indosuez                                                09/29/04            1.09%     $   15,000,520
    35,000,000  Toronto Dominion                                                        09/30/04            1.08          35,001,257
--------------                                                                                                         -------------
    50,000,000  Total Yankee Certificates Of Deposit                                                                      50,001,777
--------------                                                                                                         -------------
                Total Investments (99.63%) (cost $1,123,658,175+)                                                      1,123,658,175
                Cash and other assets, net of liabilities (0.37%)                                                          4,167,276
                                                                                                                       -------------
                Net Assets (100.00%)                                                                                  $1,127,825,451
                                                                                                                      ==============
                Net Asset Value, offering and redemption price per share:
                Class A shares,         370,650,129 shares outstanding (Note 3)                                       $         1.00
                                                                                                                      ==============
                Class B shares,         614,791,460 shares outstanding (Note 3)                                       $         1.00
                                                                                                                      ==============
                First Southwest shares, 142,383,862 shares outstanding (Note 3)                                       $         1.00
                                                                                                                      ==============


                + Aggregate cost for federal income tax purposes is identical.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2004
================================================================================

FOOTNOTES:

(a)  The interest rate changes daily based upon Prime minus 2.95%.

(b) Loan participation agreements with the interest rate adjusted monthly based on one month LIBOR plus 0.02%.

(c)  The interest rate is adjusted monthly based on one month LIBOR plus 0.08%.

(d)  The interest rate is adjusted monthly based on one month LIBOR minus 0.05%.

(e) Securities payable on demand at par including accrued interest (with seven days notice). Interest is adjusted weekly.

(f) Securities payable on demand at par including accrued interest (with one-day notice). Interest is adjusted daily.




KEY:

COPS     =    Certificates of Participation                 HFC      =      Housing Finance Commission
EDA      =    Economic Development Authority                LOC      =      Letter of Credit
EDFA     =    Economic Development Finance Authority        MHRB     =      Multi - Family Housing Revenue Bond
GNMA     =    Government National Mortgage Association      RB       =      Revenue Bond
HFA      =    Housing Finance Authority                     RDA      =      Revenue Development Authority


BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY

--------------------------------------------------------------------------------
    Securities Maturing in                Value                % of Portfolio
--------------------------------------------------------------------------------
  Less than 31 Days                $      674,035,875              59.99%
  31 through 60 Days                      176,262,018              15.69
  61 through 90 Days                      129,556,444              11.53
  91 through 120 Days                      94,750,022               8.43
  121 through 180 Days                            - -               0.00
  Over 180 Days                            49,053,816               4.36
--------------------------------------------------------------------------------
  Total                            $    1,123,658,175             100.00%
--------------------------------------------------------------------------------









--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
AUGUST 31, 2004
================================================================================


     Face                                                                               Maturity                          Value
    Amount                                                                                Date              Yield        (Note 1)
    ------                                                                                ----              -----         ------

Repurchase Agreements (57.29%)
------------------------------------------------------------------------------------------------------------------------------------

$  125,000,000  Bank of America, purchased on 08/31/04, 1.55%, due 09/01/04, repurchase proceeds at maturity $125,005,382
                (Collateralized by $240,775,921, GNMA, 0.000% to 6.000%,
                due 06/20/19 to 08/20/34, value $127,500,001)                           09/01/04            1.55%      $ 125,000,000
    25,000,000  Bear, Stearns & Co., purchased on 08/31/04, 1.55%, due 09/01/04, repurchase proceeds at maturity
                $25,001,076 (Collateralized by $46,357,456, GNMA, 4.625%
                to 8.500%, due 09/15/08 to 07/15/34, value $25,500,719)                 09/01/04            1.55          25,000,000
   135,000,000  JP Morgan Securities, Inc., purchased on 08/31/04, 1.55%, due 09/01/04, repurchase proceeds at maturity
                $135,005,813 (Collateralized by $145,063,630, GNMA, 5.000%
                to 5.500%, due 05/15/33 to 08/15/34, value $137,700,732)                09/01/04            1.55         135,000,000
    25,000,000  UBS Paine Webber, purchased on 08/31/04, 1.56%, due 09/01/04, repurchase proceeds at maturity $25,001,083
                (Collateralized by $35,288,777, GNMA, 3.000% to 4.500%,
                due 02/20/32 to 04/20/34, value $25,500,349)                            09/01/04            1.56          25,000,000
--------------                                                                                                         -------------
   310,000,000  Total Repurchase Agreements                                                                              310,000,000
--------------                                                                                                         -------------

U.S. Government Obligations (42.41%)
------------------------------------------------------------------------------------------------------------------------------------
$   80,000,000  U.S. Treasury Bill                                                      09/02/04            1.32%      $  79,997,067
     5,000,000  U.S. Treasury Bill                                                      09/02/04            1.25           4,999,826
    15,000,000  U.S. Treasury Bill                                                      10/07/04            1.09          14,983,725
    50,000,000  U.S. Treasury Bill                                                      10/07/04            1.26          49,937,000
    20,000,000  U.S. Treasury Note, 5.875%                                              11/15/04            1.45          20,184,807
    10,000,000  U.S. Treasury Note, 5.875%                                              11/15/04            1.36          10,091,180
    21,000,000  U.S. Treasury Note, 5.875%                                              11/15/04            1.45          21,187,920
    10,000,000  U.S. Treasury Note, 5.875%                                              11/15/04            1.10          10,096,590
    18,000,000  U.S. Treasury Note, 1.625%                                              03/31/05            1.29          18,034,866
--------------                                                                                                         -------------
   229,000,000  Total U.S. Government Obligations                                                                        229,512,981
--------------                                                                                                         -------------
                Total Investments (99.70%) (cost $539,512,981+)                                                          539,512,981
                Cash and other assets, net of liabilities (0.30%)                                                          1,633,055
                                                                                                                       -------------
                Net Assets (100.00%)                                                                                   $ 541,146,036
                                                                                                                       =============
                Net Asset Value, offering and redemption price per share:
                Class A shares, 250,633,949 shares outstanding (Note 3)                                                $        1.00
                                                                                                                       =============
                Class B shares, 290,512,087 shares outstanding (Note 3)                                                $        1.00
                                                                                                                       =============

                + Aggregate cost for federal income tax purposes is identical.


KEY:
GNMA    =  Government National Mortgage Association

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY
AUGUST 31, 2004
================================================================================


--------------------------------------------------------------------------------
    Securities Maturing in                Value                % of Portfolio
--------------------------------------------------------------------------------
  Less than 31 Days                $     394,996,893                73.22%
  31 through 60 Days                      64,920,725                12.03
  61 through 90 Days                      61,560,497                11.41
  91 through 120 Days                             --                 0.00
  121 through 180 Days                            --                 0.00
  Over 180 Days                           18,034,866                 3.34
--------------------------------------------------------------------------------
  Total                            $     539,512,981               100.00%
--------------------------------------------------------------------------------


























--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED AUGUST 31, 2004
================================================================================


                                                                        Money Market              U.S. Government
                                                                          Portfolio                  Portfolio
                                                                   ---------------------       --------------------
INVESTMENT INCOME

Income:

   Interest.....................................................   $          14,313,639       $          6,081,836
                                                                   ---------------------       --------------------
Expenses: (Note 2)
   Investment management fee....................................               3,533,931                  1,422,573
   Administration fee...........................................               2,519,198                  1,142,462
   Distribution fee (First Southwest shares)....................                 343,591                     -0-
   Shareholder servicing fee (Class A)..........................                 922,578                    581,430
   Shareholder servicing fee (First Southwest shares)...........                 343,591                     -0-
   Custodian expenses...........................................                  44,061                     29,871
   Shareholder servicing and related shareholder expenses+......                 656,248                    347,440
   Legal, compliance and filing fees............................                 400,233                    146,358
   Audit and accounting.........................................                 125,640                    106,356
   Directors' fees..............................................                  33,241                     16,491
   Miscellaneous................................................                  50,563                     27,534
                                                                   ---------------------       --------------------
       Total expenses...........................................               8,972,875                  3,820,515
       Less:  Fees waived (First Southwest shares)..............  (               82,462)                    -0-
              Expenses paid indirectly..........................  (                7,144)     (               3,829)
                                                                   ---------------------       --------------------
       Net expenses.............................................               8,883,269                  3,816,686
                                                                   ---------------------       --------------------
Net investment income...........................................               5,430,370                  2,265,150


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments................................                   7,026                         67
                                                                   ---------------------       --------------------

Increase in net assets from operations..........................   $           5,437,396       $          2,265,217
                                                                   =====================       ====================




+ Includes class specific transfer agency expenses of $188,781 and $332,980 for the Money Market Portfolio Class A and Class B shares, respectively and $126,197 and $171,301 for the U.S. Government Portfolio Class A and Class B shares, respectively.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 2004 AND 2003
================================================================================



                                                                Money Market Portfolio              U.S. Government Portfolio
                                                        ------------------------------------    -------------------------------
                                                             2004                  2003              2004              2003
                                                        --------------        --------------    --------------   --------------

INCREASE (DECREASE) IN NET ASSETS


Operations:
    Net investment income..................             $    5,430,370        $   10,626,111    $   2,265,150    $   4,588,675
    Net realized gain on investments.......                      7,026                -0-                  67            1,011
                                                         -------------        --------------    -------------    -------------
    Increase in net assets from operations.                  5,437,396            10,626,111        2,265,217        4,589,686
Dividends to shareholders from net investment income:
       Class A.............................             (    1,199,269)       (    2,163,819)   (     645,262)   (   1,449,885)
       Class B.............................             (    3,975,573)       (    7,839,415)   (   1,619,888)   (   3,138,790)
       First Southwest shares..............             (      255,528)       (      622,877)          -0-              -0-
Distributions to shareholders from realized gain on investments:
       Class A.............................             (        2,070)               -0-       (          30)   (         371)
       Class B.............................             (        4,281)               -0-       (          37)   (         640)
       First Southwest shares..............             (          675)               -0-              -0-              -0-
Capital share transactions (Note 3):
       Class A.............................             (   19,067,760)           67,336,435       13,703,051    (   4,974,883)
       Class B.............................             (  244,152,247)           20,879,982    (  40,617,535)   (  69,703,473)
       First Southwest shares..............                 11,955,042             3,347,364           -0-              -0-
                                                        --------------        --------------    -------------    -------------
       Total (decrease) increase...........             (  251,264,965)           91,563,781    (  26,914,484)   (  74,678,356)
Net assets:
       Beginning of year...................              1,379,090,416         1,287,526,635      568,060,520      642,738,876
                                                        --------------        --------------    -------------    -------------
       End of year.........................             $1,127,825,451        $1,379,090,416    $ 541,146,036    $ 568,060,520
                                                        ==============        ==============    =============    =============

Undistributed net investment income........             $     -0-             $       -0-       $      -0-       $      -0-
                                                        ==============        ==============    =============    =============


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies

Short Term Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is presently comprised of two portfolios, Money Market Portfolio and U.S. Government Portfolio. The Money Market Portfolio has three classes of stock authorized, Class A, Class B and First Southwest Prime Income Fund ("the First Southwest shares"). The U.S. Government Portfolio has two classes of stock authorized, Class A and Class B. The Class A shares of each Portfolio, and the First Southwest shares of the Money Market Portfolio are subject to a service fee pursuant to each Portfolio's Distribution and Service Plan. The First Southwest shares are subject to an additional fee pursuant to a Distribution Agreement. The Class B shares are not subject to a service fee. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, the share classes of each portfolio represent the same interest in the income and assets of their respective portfolios. Distribution of First Southwest shares commenced on August 5, 2002. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Repurchase  Agreements -
     In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

     c) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     d)  Dividends  and   Distributions  -
     Dividends from investment income (including realized capital gains and losses), determined on a class level, are declared daily and paid monthly.

     e) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

1. Summary of Accounting Policies (Continued)

     f) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Management Contract, the Money Market Portfolio pays a management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus ..29% of such assets in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus .27% of such assets in excess of $1.5 billion. The U.S. Government Portfolio pays a management fee to the Manager equal to .275% of the Portfolio's average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million.

The Manager has agreed to reimburse the Fund for its net operating expenses (exclusive of taxes, brokerage, interest and extraordinary expenses) to the extent that such expenses, including the management fee, for any fiscal year exceed 1% of the average daily net assets of each Portfolio for such fiscal year. No such reimbursement was required for the year ended August 31, 2004.

Pursuant to an Administrative Services Agreement, each Portfolio pays to the Manager an annual fee of .21% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc.
(the  "Distributor"),   an  affiliate  of  the  Manager,  have  entered  into  a
Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of each Portfolio and the First Southwest shares of the Money Market Portfolio. For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to ..25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares and the First Southwest shares of the Money Market Portfolio. In addition, the Distributor receives .25% per annum in Distribution fees of the First Southwest shares' average daily net assets.

For the year ended August 31, 2004, the following fees were voluntarily waived by the Distributor:

                                               Money Market Portfolio
                                               ----------------------
Distribution fees - First Southwest shares             $ 82,462

The Distributor has no right to recoup prior fee waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $8,000 per annum plus $1,250 per meeting attended.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $531,133 and $272,042 for the Money Market Portfolio and the U.S. Government Portfolio, respectively, paid to Reich &Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

For the year ended August 31, 2004, the breakdown of expenses paid indirectly by the Fund were as follows:

                                                        Money Market Portfolio          U.S. Government Portfolio
                                                        ----------------------          -------------------------
Custodian expenses                                            $ 6,106                           $  3,133
Shareholder servicing and related shareholder expenses          1,038                                696
                                                              -------                           --------
        Total                                                 $ 7,144                           $  3,829
                                                              =======                           ========


3. Capital Stock

At August 31, 2004, 10,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:


                                                Money Market Portfolio                  U.S. Government Portfolio
                                          ----------------------------------      -----------------------------------
                                             Year Ended         Year Ended           Year Ended          Year Ended
                                          August 31, 2004    August 31, 2003      August 31, 2004     August 31, 2003
                                          ---------------    ---------------      ---------------     ---------------

Class A shares
--------------

Sold..................................     2,328,520,418       1,245,427,516           962,368,959         621,576,820
Issued on reinvestment of dividends...         1,045,824           1,998,024               462,674             920,924
Redeemed..............................   ( 2,348,634,002)    ( 1,180,089,105)      (   949,128,582)    (   627,472,627)
                                          --------------      --------------        --------------      --------------
Net (decrease) increase...............   (    19,067,760)         67,336,435            13,703,051     (     4,974,883)
                                          ==============      ==============        ==============      ==============

Class B shares
--------------

Sold..................................     1,429,873,658       1,452,559,431         1,360,820,813       1,169,678,184
Issued on reinvestment of dividends...         3,934,774           8,065,444             1,577,147           3,283,872
Redeemed..............................   ( 1,677,960,679)    ( 1,439,744,893)      ( 1,403,015,495)    ( 1,242,665,529)
                                          --------------      --------------        --------------      --------------
Net (decrease) increase...............   (   244,152,247)         20,879,982       (    40,617,535)    (    69,703,473)
                                          ==============      ==============        ==============      ==============

First Southwest shares
----------------------

Sold..................................       146,074,128         145,272,898
Issued on reinvestment of dividends...           248,103             616,905
Redeemed..............................   (   134,367,189)    (   142,542,439)
                                          --------------      --------------
Net increase..........................        11,955,042           3,347,364
                                          ==============      ==============


As of August 31, 2004, the breakdown of net assets by share class were as follows:

                                                Money Market Portfolio                  U.S. Government Portfolio
                                                ----------------------                  -------------------------
Class A...............................             $   370,650,129                           $   250,633,949
Class B...............................                 614,791,460                               290,512,087
First Southwest.......................                 142,383,862                                      --
                                                   ---------------                           ---------------
   Total..............................             $ 1,127,825,451                           $   541,146,036
                                                   ===============                           ===============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================


4. Liabilities

At August 31, 2004, the Fund had the following liabilities:

                                                Money Market Portfolio                 U.S. Government Portfolio
                                                ----------------------                 -------------------------
Fees payable to Affiliates*...........             $     370,744                          $      237,313
Dividends payable.....................                   293,385                                 161,865
Accrued other payables................                   -0-                                      97,924
                                                   -------------                          --------------
   Total liabilities..................             $     664,129                          $      497,102
                                                   =============                          ==============



*  Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors,
Inc. and Reich & Tang Services, Inc.



5. Tax Information

The tax character of all dividends and distributions paid during the years ended August 31, 2004 and 2003 were as follows:



                                                 Money Market Portfolio            U.S. Government Portfolio
                                                ------------------------           -------------------------
                                                   2004         2003                  2004          2003
                                                ----------   -----------           ---------     ----------

Ordinary income.......................          $5,436,524   $10,626,111          $2,265,217     $4,589,686
Long-term capital gains...............                 872       -0-                 -0-            -0-

At August 31, 2004, the Fund had no distributable earnings.







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================


6. Financial Highlights

                                                                       Money Market Portfolio
Class A shares                                                          Year Ended August 31,
--------------                                 ---------------------------------------------------------------------
                                                 2004           2003           2002            2001           2000
                                               --------      ---------      ----------       --------       --------

Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......       $  1.00       $   1.00       $    1.00        $  1.00        $  1.00
                                               --------      ---------      ----------       --------       --------
Income from investment operations:
    Net investment income...............          0.003          0.006           0.014          0.045          0.050
    Net realized and unrealized gain (loss)
    on investments......................          0.000             --           0.000          0.000          0.000
                                               --------      ---------      ----------       --------       --------
Total from investment operations........          0.003          0.006           0.014          0.045          0.050
Less distributions from:
    Dividends from net investment income       (  0.003)     (   0.006)     (    0.014)      (  0.045)      (  0.050)
    Net realized gains on investments...       (  0.000)     (     -- )     (    0.000)      (  0.000)      (  0.000)
                                               --------      ---------      ----------       --------       --------
Total Distributions.....................       (  0.003)     (   0.006)     (    0.014)      (  0.045)      (  0.050)
                                               --------      ---------      ----------       --------       --------
Net asset value, end of year............       $  1.00       $   1.00       $    1.00        $  1.00        $  1.00
                                               ========      =========      ==========       ========       ========
Total Return............................          0.33%          0.63%           1.44%          4.59%          5.16%
Ratios/Supplemental Data
Net assets, end of year (000's).........       $370,650      $ 389,718      $  322,381       $675,289       $940,199
Ratios to average net assets:
  Expenses (net of fees waived)(a)......          0.87%          0.87%           0.97%          1.01%          0.99%
  Net investment income.................          0.32%          0.61%           1.56%          4.55%          5.02%
  Management and administration fees waived       0.00%          0.00%           0.00%          0.00%          0.01%
  Expenses paid indirectly..............          0.00%          0.00%           0.00%          0.00%          0.00%



(a) Includes expenses paid indirectly





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================


6. Financial Highlights (Continued)


                                                                       Money Market Portfolio
Class B shares                                                          Year Ended August 31,
--------------                                 ---------------------------------------------------------------------
                                                 2004           2003           2002            2001           2000
                                               --------      --------       ---------        --------       --------

Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......       $  1.00       $  1.00        $   1.00         $  1.00        $  1.00
                                               --------      --------       ---------        --------       --------
Income from investment operations:
    Net investment income...............          0.006         0.009           0.018           0.049          0.054
    Net realized and unrealized gain (loss)
    on investments......................          0.000           --            0.000           0.000          0.000
                                               --------      --------       ---------        --------       --------
Total from investment operations........          0.006         0.009           0.018           0.049          0.054
Less distributions from:
    Dividends from net investment income       (  0.006)     (  0.009)      (   0.018)       (  0.049)      (  0.054)
    Net realized gains on investments...       (  0.000)     (    -- )      (   0.000)       (  0.000)      (  0.000)
                                               --------      --------       ---------        --------       --------
Total Distributions.....................       (  0.006)     (  0.009)      (   0.018)       (  0.049)      (  0.054)
                                               --------      --------       ---------        --------       --------
Net asset value, end of year............       $  1.00       $  1.00        $   1.00         $  1.00        $  1.00
                                               ========      ========       =========        ========       ========
Total Return............................          0.58%         0.92%           1.80%           5.01%          5.58%
Ratios/Supplemental Data
Net assets, end of year (000's).........       $614,791      $858,944       $ 838,064        $811,173       $351,335
Ratios to average net assets:
  Expenses (net of fees waived)(a)......          0.62%         0.58%           0.61%           0.61%          0.60%
  Net investment income.................          0.57%         0.92%           1.78%           4.71%          5.58%
  Management and administration fees waived       0.00%         0.00%           0.00%           0.00%          0.01%
  Expenses paid indirectly..............          0.00%         0.00%           0.00%           0.00%          0.00%


(a) Includes expenses paid indirectly




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================



6. Financial Highlights (Continued)

                                                                           Money Market Portfolio
                                                 ---------------------------------------------------------------
First Southwest shares                                   Year Ended August 31,                   August 5, 2002
----------------------                           -------------------------------------    (Commencement of Offering) to
                                                     2004                     2003               August 31, 2002
                                                 -------------           --------------          ---------------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......         $    1.00               $     1.00              $     1.00
                                                 -------------           --------------          ---------------
Income from investment operations:
    Net investment income...............              0.002                    0.005                   0.001
    Net realized and unrealized gain (loss)
    on investments......................              0.000                    --                      0.000
                                                 -------------           -------------           ---------------
Total from investment operations........              0.002                    0.005                   0.001
Less distributions from:
    Dividends from net investment income         (    0.002  )           (     0.005  )          (     0.001   )
    Net realized gains on investments...         (    0.000  )           (      --    )          (     0.000   )
                                                 -------------           --------------          ---------------
Total Distributions.....................         (    0.002  )           (     0.005  )          (     0.001   )
                                                 -------------           --------------          ---------------
Net asset value, end of year............         $     1.00              $      1.00             $      1.00
                                                 =============           ==============          ===============
Total Return............................               0.19%                    0.50%                   0.07%(a)
Ratios/Supplemental Data
Net assets, end of year (000's).........         $   142,384             $    130,429            $    127,082
Ratios to average net assets:
  Expenses (net of fees waived)(b)......               1.01%                    0.99%                   0.99%(c)
  Net investment income.................               0.19%                    0.51%                   0.93%(c)
  Management and administration fees waived            0.00%                    0.00%                   0.00%(c)
  Distribution fees waived..............               0.06%                    0.06%                   0.06%(c)
  Expenses paid indirectly..............               0.00%                    0.00%                   0.00%(c)


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================


6. Financial Highlights (Continued)


                                                                      U.S. Government Portfolio
Class A shares                                                           Year Ended August 31,
--------------                                 ---------------------------------------------------------------------
                                                 2004           2003           2002            2001            2000
                                               --------      --------       ---------        --------        --------

Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......       $  1.00       $  1.00        $   1.00         $  1.00        $  1.00
                                               --------      --------       ---------        -------        --------
Income from investment operations:
    Net investment income...............          0.003         0.006           0.014           0.044          0.048
    Net realized and unrealized gain (loss)
    on investments......................          0.000         0.000             --            0.000             --
                                               --------      --------       ---------        --------       --------
Total from investment operations........          0.003         0.006           0.014           0.044          0.048
Less distributions from:
    Dividends from net investment income       (  0.003)     (  0.006)      (   0.014)       (  0.044)      (  0.048)
    Net realized gains on investments...       (  0.000)     (  0.000)      (     -- )       (  0.000)      (     --)
                                               --------      --------       ---------        --------       --------
Total Distributions.....................       (  0.003)     (  0.006)      (   0.014)       (  0.044)      (  0.048)
                                               --------      --------       ---------        --------       --------
Net asset value, end of year............       $  1.00       $  1.00        $   1.00         $  1.00        $  1.00
                                               ========      ========       =========        ========       ========
Total Return............................          0.28%         0.64%           1.39%           4.54%          4.95%
Ratios/Supplemental Data
Net assets, end of year (000's).........       $250,634      $236,931       $ 241,906        $484,681       $491,022
Ratios to average net assets:
  Expenses (a)..........................          0.84%         0.79%           0.89%           0.93%          0.94%
  Net investment income.................          0.28%         0.64%           1.46%           4.42%          4.77%
  Expenses paid indirectly..............          0.00%         0.00%           0.00%           0.00%          0.00%



(a) Includes expenses paid indirectly



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

6. Financial Highlights (Continued)




                                                                      U.S. Government Portfolio
Class B shares                                                          Year Ended August 31,
--------------                                 ---------------------------------------------------------------------
                                                 2004           2003           2002            2001           2000
                                               --------      --------       ---------        --------       --------

Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......       $  1.00       $  1.00        $   1.00         $  1.00        $  1.00
                                               --------      --------       ---------        --------       --------
Income from investment operations:
    Net investment income...............          0.005         0.008           0.017           0.048          0.052
    Net realized and unrealized gain (loss)
    on investments......................          0.000         0.000             --            0.000             --
                                               --------      --------       ---------        --------       --------
Total from investment operations........          0.005         0.008           0.017           0.048          0.052
Less distributions from:
    Dividends from net investment income       (  0.005)     (  0.008)      (   0.017)       (  0.048)      (  0.052)
    Net realized gains on investments...       (  0.000)     (  0.000)      (      --)       (  0.000)      (     --)
                                               --------      --------       ---------        --------       --------
Total Distributions.....................       (  0.005)     (  0.008)      (   0.017)       (  0.048)      (  0.052)
                                               --------      --------       ---------        --------       --------
Net asset value, end of year............       $  1.00       $  1.00        $   1.00         $  1.00        $  1.00
                                               ========      ========       =========        ========       ========
Total Return............................          0.53%         0.84%           1.69%           4.91%          5.32%
Ratios/Supplemental Data
Net assets, end of year (000's).........       $290,512      $331,130       $ 400,833        $216,573       $135,862
Ratios to average net assets:
  Expenses (a)..........................          0.60%         0.59%           0.58%           0.58%          0.58%
  Net investment income.................          0.52%         0.84%           1.61%           4.77%          5.23%
  Expenses paid indirectly..............          0.00%         0.00%           0.00%           0.00%          0.00%


(a) Includes expenses paid indirectly




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================


To the Board of Directors and Shareholders of Short Term Income Fund, Inc.



In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio and the U.S. Government Portfolio (constituting the Short Term Income Fund, Inc., hereafter referred to as the "Fund") at August 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.







PricewaterhouseCoopers
New York, New York
October 21, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund will be required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters beginning with its first quarter ending on November 30, 2004. Once filed, the Fund's Form N-Q will be available without charge on the SEC's website (http//www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).


INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.



















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================



                                                 Directors and Officers Information
                                                           August 31, 20041

--------------------------  ----------------   --------------   ---------------------------------- -------------------- ------------

                               Position(s)     Term of Office       Principal Occupation(s)           Number of           Other
  Name, Address2,              Held with       and Length of             During Past                Portfolios in      Directorships
      and Age                    Fund          Time Served3                5 Years                   Fund Complex        held by
                                                                                                     Overseen by         Director
                                                                                                      Director
--------------------------  ----------------   --------------   ---------------------------------  -------------------- ------------
 Disinterested Directors:
--------------------------  ----------------   --------------   ---------------------------------  -------------------- ------------
 Dr. W. Giles Mellon,          Director          Since 1980     Professor Emeritus of Business      Director/Trustee of     N/A
 Age 73                                                         Administration in the Graduate      eleven portfolios
                                                                School of Management, Rutgers
                                                                University with which he has
                                                                been associated  with since 1966.
--------------------------  ----------------   --------------   ---------------------------------  -------------------- ------------
 Robert Straniere, Esq.,       Director          Since 1983     Owner, Straniere Law Firm since     Director/Trustee of    WPG Funds
 Age 63                                                         1980, NYS Assemblyman since 1981    eleven portfolios        Group
                                                                and counsel at Fisher, Fisher &
                                                                Berger since 1995.
--------------------------  ----------------   --------------   ---------------------------------  -------------------- ------------
 Dr. Yung Wong,                Director          Since 1980     Managing Director of Abacus         Director/Trustee of     N/A
 Age 65                                                         Associates, an investment firm,     eleven portfolios
                                                                since 1996.
--------------------------  ----------------   --------------   ---------------------------------  -------------------- ------------



1 The Statement of Additional Information includes additional information about Short Term Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his\her successor is elected and qualifies.











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================





                                          Directors and Officers Information (continued)
                                                        August 31, 20041

--------------------------  ----------------  --------------  ------------------------------------    ----------------  ------------

                               Position(s)    Term of Office    Principal Occupation(s)                 Number of          Other
 Name, Address2,                Held with     and Length of         During Past                       Portfolios in    Directorships
     and Age                      Fund        Time Served3            5 Years                         Fund Complex         held by
                                                                                                       Overseen by        Director
                                                                                                         Director
--------------------------  ----------------  --------------  -------------------------------------   ----------------  ------------
Interested Directors/Officers:
--------------------------  ----------------  --------------  -------------------------------------   ----------------  ------------
Steven W. Duff,               President         Since 1994    Manager and President of Reich & Tang   Director/Trustee       None
Age 50                           and                          Asset Management, LLC ("RTAM, LLC"),    and/or Officer of
                              Director4                       a registered Investment Advisor and     sixteen portfolios
                                                              President of the Mutual Funds
                                                              Division of RTAM, LLC.  Associated
                                                              with RTAM, LLC since 1994. Mr. Duff
                                                              is also President and
                                                              Director/Trustee of nine other funds
                                                              in the Reich & Tang Fund Complex,
                                                              Director of Pax World Money Market
                                                              Funds, Inc. and President and Chief
                                                              Executive Officer of Tax Exempt
                                                              Proceeds Funds, Inc.  Mr. Duff also
                                                              serves as a Director of Reich & Tang
                                                              Services, Inc. and Reich & Tang
                                                              Distributors, Inc.
--------------------------  ----------------   -------------  -------------------------------------  -----------------  ------------
Richard De Sanctis,         Treasurer and       Since 1994    Executive Vice President, CFO of               N/A              N/A
Age 48                        Assistant                       RTAM, LLC.  Associated with RTAM, LLC
                              Secretary                       since 1990.  Mr. De Sanctis is also
                                                              Treasurer and Assistant Secretary of
                                                              ten other funds in the Reich & Tang
                                                              Fund Complex, and the Vice President,
                                                              Treasurer and Assistant Secretary of
                                                              Cortland Trust, In. Mr. De Sanctis
                                                              also serves as Executive Vice
                                                              President and Chief Financial Officer
                                                              of Reich & Tang Services, Inc. and
                                                              Reich & Tang Distributors, Inc.
--------------------------  ----------------   -------------  -------------------------------------  -----------------  ------------



1 The Statement of Additional Information includes additional information about Short Term Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his\her successor is elected and qualifies.

4 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with Reich & Tang Asset Management, LLC, the Fund's investment advisor.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================


                                          Directors and Officers Information (continued)
                                                        August 31, 20041


--------------------------  ----------------   --------------   ---------------------------------  -------------------- ------------
                               Position(s)     Term of Office     Principal Occupation(s)               Number of         Other
 Name, Address2,               Held with       and Length of           During Past                    Portfolios in    Directorships
     and Age                     Fund          Time Served3              5 Years                      Fund Complex        held by
                                                                                                       Overseen by       Director
                                                                                                        Director
--------------------------  ----------------   --------------   ---------------------------------  -------------------- ------------
Interested Directors/Officers (Continued):
--------------------------  ----------------   --------------   ---------------------------------  -------------------- ------------
Molly Flewharty,                 Vice            Since 1995      Senior Vice President of RTAM,           N/A              N/A
Age 53                         President                         LLC.  Associated with RTAM, LLC
                                                                 since 1977. Ms. Flewharty is also
                                                                 Vice President of eleven other
                                                                 funds in the Reich & Tang Fund
                                                                 Complex.
--------------------------  ----------------   --------------   ---------------------------------  -------------------- ------------
Rosanne Holtzer,               Secretary         Since 1998      Senior Vice President of RTAM,           N/A              N/A
Age 40                            and                            LLC.  Associated with RTAM, LLC
                               Assistant                         since 1986.  Ms. Holtzer is also
                               Treasurer                         Secretary and Assistant Treasurer
                                                                 of eleven other funds in the Reich
                                                                 & Tang Fund Complex. Ms. Holtzer
                                                                 also serves as Vice President of
                                                                 Reich & Tang Distributor, Inc.
--------------------------  ----------------   --------------   ---------------------------------  -------------------- ------------
Dana E. Messina,                  Vice           Since 1995      Executive Vice President of RTAM,        N/A              N/A
Age 47                          President                        LLC.  Associated with RTAM, LLC
                                                                 since 1980. Ms. Messina is also
                                                                 Vice President of eight other funds
                                                                 in the Reich & Tang Fund Complex.
--------------------------  ----------------   --------------   ---------------------------------  -------------------- ------------



1 The Statement of Additional Information includes additional information about Short Term Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his\her successor is elected and qualifies.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

Short Term Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     101 Barclay Street, 13th Floor
     New York, New York 10286


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020







STIF8/04A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------















SHORT TERM
INCOME
FUND, INC.

















                                Annual Report
                               August 31, 2004





















--------------------------------------------------------------------------------
Item 2:    Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

Item 3:    Audit Committee Financial Expert

The registrant's Board of Directors has determined that it does not have an audit committee financial expert serving on its audit committee. The Board believes that the collective experience of the audit committee members, including their long-standing service as audit committee members, is sufficient to effectively carry out the role and obligations of the audit committee. In making its determination, the Board considered, among other things, the nature of investment company financials, and the fact that the audit committee is able to consult with the registrant's independent accountants and to seek outside advice, as it deems appropriate.


Item 4:    Principal Accountant Fees and Services

                                 FYE 08/31/2004                FYE 08/31/2003

4(a)     Audit Fees              $52,200                       $49,800
                                 --------------                --------------

4(b)     Audit Related Fees      $0                            $0
                                 --------------                --------------

4(c)     Tax Fees                $6,000                        $6,000
                                 --------------                --------------

4(d)     All Other Fees          $0                            $0
                                 --------------                --------------

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None.

4(f) Not applicable.

4(g) $3,000 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended August 31, 2004. $3,000 and $17,600, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended August 31, 2003.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:    Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:   Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   Exhibits

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Short Term Income Fund, Inc.


By (Signature and Title)*/s/Rosanne Holtzer
                            Rosanne Holtzer, Secretary


Date November 1, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*/s/Steven W. Duff
                            Steven W. Duff, President


Date November 1, 2004


By (Signature and Title)*/s/Richard DeSanctis
                            Richard DeSanctis, Treasurer


Date November 1, 2004


* Print the name and title of each signing officer under his or her signature.